Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31	$ 138,318	$ 144,237
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31	60,992	55,308
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31	68,812	69,417
Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31	8,102	19,201
Commercial Platform | Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	110,616	127,072	$ 121,523
Net income/(loss) attributable to the shareholders of equity investee	16,860	20,776	20,376
Dividends declared		(45,128)	(6,000)
Other comprehensive (loss)/income	(5,492)	7,896	(8,827)
Closing net assets after non-controlling interests as at December 31	121,984	110,616	127,072
Group's share of net assets	60,992	55,308	63,536
Carrying amount of investments as at December 31	60,992	55,308	63,536
Commercial Platform | Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	132,731	150,134	93,263
Net income/(loss) attributable to the shareholders of equity investee	59,767	55,623	120,499
Dividends declared	(54,923)	(81,299)	(55,057)
Other comprehensive (loss)/income	(5,797)	8,273	(8,571)
Closing net assets after non-controlling interests as at December 31	131,778	132,731	150,134
Group's share of net assets	65,889	66,365	75,067
Goodwill	2,923	3,052	2,872
Carrying amount of investments as at December 31	68,812	69,417	77,939
Innovation Platform | Nutrition Science Partners Limited (NSPL) and other immaterial equity investees
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31	8,514,000	19,512,000	17,031,000
Innovation Platform | Drug R&D | Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	38,401	33,611	18,093
Net income/(loss) attributable to the shareholders of equity investee	(38,198)	(9,210)	(8,482)
Investments	16,000	14,000	10,000
Capitalization of loans			14,000
Closing net assets after non-controlling interests as at December 31	16,203	38,401	33,611
Group's share of net assets	8,102	19,201	16,806
Carrying amount of investments as at December 31	$ 8,102	$ 19,201	$ 16,806